                                                                          NUVEEN

NUVEEN SHORT INTERMEDIATE
INSURED UNIT TRUST 45                                                        850

--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
3.75 - 3.85%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
3.38 - 3.77%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 7, 1996                      - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $5,000,000 in 50,000 units
Average Life    4.9 years
Call Protection There are no ordinary optional calls
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.05 to $100.50 depending on the purchase amount
Cusip           6710A0 643 monthly payment plan
Numbers         6710A0 650 quarterly payment plan
                6710A0 668 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

Illinois               18.5  %          Massachusetts           6.1  %          Michigan               17.1  %
Minnesota               2.1             Missouri               10.1             New Jersey             11.1
Nevada                  5.6             Oklahoma               16.1             Pennsylvania           10.9
Virginia                2.4

MATURITY DATES (Descrtiption of Chart)
2000                                                 39%
2001                                                 61%
There are no ordinary optional calls

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   375,000  Phoenix Union High School District No. 210 of Maricopa County, Arizona,                  AAA   Aaa
              Refunding Bonds, Series 1993, 0.00% Due 7/1/01. (Original issue discount bonds delivered on or about July 8, 1993 at a price of 65.871% of principal
              amount.)(General Obligation Bonds.)                                         No Optional
                                                                                              Call
     500,000  Chicago School Finance Authority, Illinois, General Obligation School                    AAA   Aaa
              Financing Bonds, Series 1994A, 4.50% Due 6/1/00.                            No Optional
                                                                                              Call
     350,000  State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds), Series                AAA   Aaa
              S, 4.30% Due 6/15/01.                                                       No Optional
                                                                                              Call
     250,000  Massachusetts Bay Transportation Authority, General Transportation System                AAA   Aaa
              Bonds, 1993 Series A Refunding, 4.90% Due 3/1/01. (General Obligation
              Bonds.)                                                                     No Optional
                                                                                              Call
     500,000  State Building Authority, State of Michigan, 1996 Revenue Bonds, Series I                AAA   Aaa
              (Facilities Program),                                                       No Optional
                                                                                              Call
              100M-4.00% Due 10/1/00,
              400M-4.125% Due 10/1/01.
              (When issued.)
     350,000  South Lyon Community Schools, Counties of Oakland, Washtenaw and                         AAA   Aaa
              Livingston, State of Michigan, 1996 Technology Bonds, 4.00% Due 5/1/01.
              (General Obligation Bonds.)                                                 No Optional
                                                                                              Call
     100,000  Minnesota Higher Education Facilities Authority, Revenue Bonds, Series                   AAA   Aaa
              Four-A1 (University of St. Thomas), 4.30% Due 10/1/00. (When issued.)       No Optional
                                                                                              Call
     500,000  Health and Education Facilities Authority of the State of Missouri,                      AAA   Aaa
              Educational Facilities Revenue Bonds (Saint Louis University), Series 1996,
              4.10% Due 10/1/00. (When issued.)                                           No Optional
                                                                                              Call
     225,000  Airport Authority of Washoe County, Reno, Nevada, Airport Revenue Refunding              AAA   Aaa
              Bonds, Series 1993B, 5.00% Due 7/1/01.                                      No Optional
                                                                                              Call
     500,000  New Jersey Transportation Trust Fund Authority, Transportation System                    AAA   Aaa
              Bonds, 1996 Series A, 4.50% Due 12/15/00. (General Obligation Bonds.)       No Optional
                                                                                              Call
     750,000  Tulsa Industrial Authority (Oklahoma), Hospital Revenue and Refunding Bonds              AAA   Aaa
              (St. John Medical Center Project), Series 1996,                             No Optional
                                                                                              Call
              250M-4.25% Due 2/15/00,
              500M-4.40% Due 2/15/01.
              (When issued.)
     500,000  City of Philadelphia, Pennsylvania, Gas Works Revenue Bonds, Fifteenth                   AAA   Aaa
              Series, 4.40% Due 8/1/01.                                                   No Optional
                                                                                              Call
     100,000  City of Richmond, Virginia, General Obligation Public Improvement Refunding              AAA   Aaa
              Bonds, Series 1993A, 4.80% Due 1/15/01.                                     No Optional
                                                                                              Call
 ----------------------------------------------------------------------------------------------------------------
 $ 5,000,000  TOTAL             13 BONDS FROM 11 STATES

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/06/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.05. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.05     3.00 %      3.75%   3.38%   3.78%   3.41%   3.80%   3.43 %
 500 / $50,000              101.84     2.80        3.75    3.43    3.79    3.46    3.80    3.48
 1,000 / $100,000           101.63     2.60        3.76    3.47    3.79    3.50    3.81    3.52
 2,500 / $250,000           101.37     2.35        3.77    3.52    3.80    3.55    3.82    3.57
 5,000 / $500,000           101.11     2.10        3.78    3.59    3.81    3.62    3.83    3.64
 10,000 / $1,000,000        100.86     1.85        3.79    3.63    3.82    3.66    3.84    3.68
 25,000 / $2,500,000        100.80     1.80        3.79    3.65    3.82    3.69    3.84    3.71
 50,000 / $5,000,000        100.50     1.50        3.80    3.72    3.84    3.75    3.85    3.77

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         3.75  % 5.21%   5.43%   5.86%   6.21%
         3.75    5.21    5.43    5.86    6.21
         3.76    5.22    5.45    5.88    6.23
         3.77    5.24    5.46    5.89    6.24
         3.78    5.25    5.48    5.91    6.26
         3.79    5.26    5.49    5.92    6.27
         3.79    5.26    5.49    5.92    6.27
         3.80    5.28    5.51    5.94    6.29

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .2546
 Monthly plan            5/15/96       .3183   $ 3.8228
 Quarterly plan          5/15/96       .3210
                         8/15/96       .9630     3.8548
 Semi-annual plan        5/15/96       .3228
                        11/15/96      1.9368     3.8738
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.10 =  97.943
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/06/96)        interest
 97.943       X   $3.8228        =   $374.42
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN NEW YORK
INSURED UNIT TRUST 247                                                       850


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.04 - 5.24%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.00 - 5.28%                                        - Diversified Portfolios
DATE OF DEPOSIT: March 7, 1996                      - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    22.5 years
Call Protection Earliest ordinary optional call is 2003
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.94 to $99.90 depending on the purchase amount
Cusip           67101K 706 monthly payment plan
Numbers         67101K 714 quarterly payment plan
                67101K 722 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in New York

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2013-16                                            30.0%
2017-20                                            42.5%
2021-24                                            15.0%
2025+                                              12.5%
The earliest ordinary optional call date is 2003

YIELD COMPARISON AS OF 03/06/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       8.47%
     Tax Equivalent Yield                          5.04%

Treasury Bonds
     Pre-Tax                                       6.94%
     Tax Equivalent Yield                          6.45%

Corporate Bonds
     Yield                   7.41%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 40.5% FEDERAL AND STATE INCOME TAX RATE AND A 7.125% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 2/29/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   600,000  Dormitory Authority of the State of New York, Revenue Bonds, Upstate        2004 at 102  AAA   Aaa
              Community Colleges, Series 1994A, 5.625% Due 7/1/14.
     600,000  New York State Energy Research and Development Authority, Gas Facilities    2006 at 102  AAA   Aaa
              Revenue Bonds, 1996 Series (The Brooklyn Union Gas Company Project), 5.50%
              Due 1/1/21.
     600,000  New York State Medical Care Facilities Finance Agency, Mental Health        2004 at 102  AAA   Aaa
              Services Facilities Improvement Revenue Bonds, 1993 Series F Refunding,
              5.25% Due 2/15/19. (Original issue discount bonds delivered on or about
              January 5, 1994 at a price of 93.77% of principal amount.)(General
              Obligation Bonds.)
     600,000  New York State Urban Development Corporation, Correctional Capital          2004 at 102  AAA   Aaa
              Facilities Revenue Bonds, Series 4, 5.25% Due 1/1/13. (Original issue discount bonds delivered on or about December 29, 1993 at a price of 94.50%
              of principal amount.)
     500,000  The City of New York (New York), General Obligation Bonds, Fiscal 1996      2006 at 101  AAA   Aaa
              Series F, 6.125% Due 2/1/25.                                                    1/2
     500,000  Metropolitan Transportation Authority (New York), Commuter Facilities 1987  2003 at 100  AAA   Aaa
              Service Contract Bonds, Series 7, 4.75% Due 7/1/19. (Original issue discount bonds delivered on or about September 21, 1993 at a price of
              87.361% of principal amount.)
     600,000  New York City (New York), Municipal Water Finance Authority, Water and      2004 at 101  AAA   Aaa
              Sewer System Revenue Bonds, Fixed Rate Fiscal 1994 Series B, 5.50% Due
              6/15/19.
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL            7 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 03/06/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.94     4.90 %      5.04%   5.00%   5.07%   5.03%   5.09%   5.05 %
 500 / $50,000              102.78     4.75        5.05    5.01    5.08    5.04    5.10    5.06
 1,000 / $100,000           102.51     4.50        5.06    5.04    5.09    5.07    5.11    5.09
 2,500 / $250,000           102.25     4.25        5.07    5.05    5.10    5.08    5.12    5.10
 5,000 / $500,000           101.45     3.50        5.11    5.11    5.14    5.14    5.16    5.17
 10,000 / $1,000,000        100.93     3.00        5.14    5.15    5.17    5.18    5.19    5.20
 25,000 / $2,500,000        100.41     2.50        5.17    5.19    5.20    5.22    5.22    5.24
 50,000 / $5,000,000         99.90     2.00        5.19    5.23    5.22    5.26    5.24    5.28

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      33.0%   36.0%   40.5%   44.0%
         5.04  % 7.52%   7.88%   8.47%   9.00%
         5.05    7.54    7.89    8.49    9.02
         5.06    7.55    7.91    8.50    9.04
         5.07    7.57    7.92    8.52    9.05
         5.11    7.63    7.98    8.59    9.13
         5.14    7.67    8.03    8.64    9.18
         5.17    7.72    8.08    8.69    9.23
         5.19    7.75    8.11    8.72    9.27

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .3456
 Monthly plan            5/15/96       .4320   $ 5.1865
 Quarterly plan          5/15/96       .4347
                         8/15/96      1.3041     5.2185
 Semi-annual plan        5/15/96       .4362
                        11/15/96      2.6172     5.2375
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 103.01 =  97.077
 investment       offering price     # of units
 (as of           and accrued        purchased
 03/06/96)        interest
 97.077       X   $5.1865        =   $503.49
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)